Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Disclosure of reserves within equity

	Barclays Bank Group
	2024	2023
	£m	£m
Currency translation reserve	3,690	3,783
Fair value through other comprehensive income reserve	(1,681)	(1,207)
Cash flow hedging reserve	(2,448)	(2,895)
Own credit reserve	(1,059)	(240)
Other reserves	196	196
Total	(1,302)	(363)